Commitments and Contingencies - Schedule of Future Minimum Lease Payments by Year under Noncancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
2015	$ 7,025
2016	7,067
2017	6,935
2018	6,936
2019	6,672
Thereafter	12,707
Total minimum lease payments	$ 47,342